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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      January 5, 2012
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $252,237 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
12-31-2011


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102   13,257     438,379   SH          Sole                  438,379
Advance Auto Parts Inc          COM     00751Y106    7,337     105,365   SH          Sole                  105,365
Alcoa Inc                       COM     013817101    1,310     151,480   SH          Sole                  151,480
Allstate Corp.                  COM     020002101    8,008     292,155   SH          Sole                  292,155
AnnalyCapMgmtIncREIT            COM     035710409    6,453     404,330   SH          Sole                  404,330
Applied Materials               COM     038222105    3,239     302,405   SH          Sole                  302,405
ArcherDanielsMidland            COM     039483102    8,633     301,855   SH          Sole                  301,855
Avon Products, Inc.             COM     054303102    3,811     218,135   SH          Sole                  218,135
Bank of America Corp.           COM     060505104    1,624     292,013   SH          Sole                  292,013
Becton Dickinson & Co.          COM     075887109    3,467      46,405   SH          Sole                   46,405
Best Buy Company Inc            COM     086516101    5,151     220,430   SH          Sole                  220,430
Black Box Corporation           COM     091826107    4,635     165,286   SH          Sole                  165,286
Boeing Company                  COM     097023105   10,488     142,990   SH          Sole                  142,990
Computer Sciences Corp          COM     205363104    2,524     106,485   SH          Sole                  106,485
ConocoPhillips                  COM     20825c104    1,968      27,005   SH          Sole                   27,005
Cullen Frost Bankers            COM     229899109    4,792      90,576   SH          Sole                   90,576
Cynosure, Inc Cl A              COM     232577205      176      15,000   SH          Sole                   15,000
Dover Corporation               COM     260003108    7,114     122,550   SH          Sole                  122,550
Dow Chemical Co                 COM     260543103    5,094     177,120   SH          Sole                  177,120
Emcore Corporation              COM     290846104       43      50,000   SH          Sole                   50,000
Ener Conv Devices Inc           COM     292659109       23     111,766   SH          Sole                  111,766
Enzo Biochem Inc.               COM     294100102      157      70,001   SH          Sole                   70,001
Fidelity National Finl          COM     31620R105    7,703     483,551   SH          Sole                  483,551
Gannett Company Inc             COM     364730101    5,170     386,650   SH          Sole                  386,650
General Dynamics Corp           COM     369550108    1,425      21,465   SH          Sole                   21,465
H&R Block Inc                   COM     093671105    3,858     236,265   SH          Sole                  236,265
Hewlett-Packard Co              COM     428236103    8,778     340,760   SH          Sole                  340,760
Home Depot Inc                  COM     437076102    7,112     169,180   SH          Sole                  169,180
IBM Corporation                 COM     459200101   11,664      63,430   SH          Sole                   63,430
Johnson & Johnson               COM     478160104    3,340      50,930   SH          Sole                   50,930
Lincoln National Corp.          COM     534187109    1,077      55,461   SH          Sole                   55,461
Marsh & McLennan                COM     571748102   10,294     325,550   SH          Sole                  325,550
PPG Industries Inc              COM     693506107    3,552      42,540   SH          Sole                   42,540
Pulse Electronics Corp          COM     74586W106    1,929     688,795   SH          Sole                  688,795
Raytheon Company                COM     755111507    7,503     155,095   SH          Sole                  155,095
Regis Corporation               COM     758932107    1,173      70,865   SH          Sole                   70,865
Staples Inc                     COM     855030102    6,699     482,260   SH          Sole                  482,260
US Natural Gas Fd ETF           COM     912318110      484      75,000   SH          Sole                   75,000
Valero Energy Corp              COM     91913Y100    4,215     200,240   SH          Sole                  200,240
Verizon Comm. Inc.              COM     92343V104    3,480      86,745   SH          Sole                   86,745
Wal-Mart Stores Inc             COM     931142103    8,887     148,705   SH          Sole                  148,705
Western Union Co/The            COM     959802109    7,052     386,181   SH          Sole                  386,181
BP Plc ADS                      ADR     055622104    8,633     201,995   SH          Sole                  201,995
Barclays Plc ADR                ADR     06738E204    2,644     240,625   SH          Sole                  240,625
Ingersoll-Rand PLC              ADR     G47791101    2,138      70,155   SH          Sole                   70,155
Nippon Telgrph&Telphn           ADR     654624105   12,918     510,000   SH          Sole                  510,000
Novartis AG                     ADR     66987V109    4,019      70,300   SH          Sole                   70,300
RenaissanceRe HlgLtd            ADR     G7496G103    1,627      21,875   SH          Sole                   21,875
Teva Phrm Ind Ltd ADR           ADR     881624209    9,912     245,585   SH          Sole                  245,585
XL Group Ltd.                   ADR     G98290102    4,565     230,922   SH          Sole                  230,922
Alliance Worldwide Priv.        MMF     01879X103      249      19,580   SH          Sole                   19,580
MrgnStnly AsiaPacific Fd        MMF     61744U106      485      37,000   SH          Sole                   37,000
MrgnStnly India Invstmnt Fd     MMF     61745C105      259      18,500   SH          Sole                   18,500
Phoenix Group Hldgs (PHNX LN)  INTL       B45JKK9       90      11,054   SH          Sole                   11,054
-----------------------------------------------------------  ---------------------------------------------------------------------



REPORT SUMMARY     54       DATA RECORDS            252,237       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
Name: Frost Investment Advisors, LLC No: 028-13146

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